Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Accounts Payable [Abstract]
Employees salaries and related liabilities	$ 396	$ 339
Related parties	332	275
Accrued expenses	470	82
Other	19	29
Total	$ 1,217	$ 725